CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 11,215,586	$ 15,358,376
Operating Expenses
Direct cost of services	3,635,679	2,533,302
Personnel	4,916,964	7,696,899
Selling, general and administrative	3,100,450	2,692,276
Total Operating Expenses	11,653,093	12,922,477
Income (Loss) From Operations	(437,507)	2,435,899
Other Income (Expense)
Interest expense	(379,987)	(242,856)
Miscellaneous income (expense), net	(24,027)	7,125
Total Other Income (Expense)	(404,014)	(235,731)
Income (Loss) From Continuing Operations Before Provision For (Benefit From) Income Taxes	(841,521)	2,200,168
Provision for (benefit from) income taxes	0	632,514
Income (Loss) From Continuing Operations	(841,521)	1,567,654
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of tax	(2,079,729)	(948,771)
Net Income (Loss)	(2,921,250)	618,883
Net income (loss) attributable to noncontrolling interests	0	0
Net income (loss) attributable to PCS Link, Inc. common stockholders	$ (2,921,250)	$ 618,883
Earnings per share - basic and diluted
Income (loss) from continuing operations attributable to PCS Link, Inc. common stockholders (in dollars per shares)	$ (0.84)	$ 1.57
Income (loss) from discontinued operations attributable to PCS Link, Inc. common stockholders (in dollars per shares)	$ (2.08)	$ (0.95)
Net income (loss) attributable to PCS Link, Inc. common stockholders (in dollars per shares)	$ (2.92)	$ 0.62
Weighted average common shares - basic and diluted (in shares)	1,000,000	1,000,000